Transactions with Related Parties - Principal Executive Office Lease (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Related Party Transactions [Abstract]
Annual lease payment	€ 86,400	$ 95	€ 63,000,000	$ 67